Inventories (Tables)	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Components of Inventories	The components of inventories were as follows (in millions):

	June 30,	December 31,
	2014	2013
Raw materials	$79.5	$63.9
Work in process	37.5	34.5
Finished products	112.5	104.0

	$229.5	$202.4